Note 11 (Tables)	6 Months Ended
Jun. 30, 2021
Financial Assets And Liabilities Designated At Fair Value Through Profit Or Loss [Abstract]
Financial Instruments Designated At Fair Value Through Profit Or Loss [Table Text Block]
The breakdown of the balance under these headings in the accompanying condensed consolidated balance sheets is as follows:

Financial assets and liabilities designated at fair value through profit or loss (Millions of Euros)
	Notes	June 2021	December 2020
ASSETS
Debt securities	6.2 / 7	1,107	1,117
LIABILITIES
Customer deposits		852	902
Debt certificates issued		3,745	4,531
Other financial liabilities: Unit-linked products		5,214	4,617
Total liabilities	7	9,811	10,050